Transaction Costs	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Transaction Costs [Abstract]
TRANSACTION COSTS
11.	TRANSACTION COSTS

Transaction costs incurred in relation to the January 2023 warrant raise and issuance described in Note 7 were $309,000 and were included in the change in fair value of warrant liability on the statement of operations.

Transaction costs incurred in the three months ended March 31, 2022 were $965,247, which are costs incurred for the January 11, 2022 capital raise that were allocated to the warrant liability and expensed through the statement of operations.

6.	TRANSACTION COSTS

Transaction costs incurred in relation to the January 2023 warrant raise and issuance described in Note 5 were $439,600 and were included in the change in fair value of warrant liability on the statement of operations.

Transaction costs incurred in the six months ended June 30, 2022 were $965,247, which are costs incurred for the January 11, 2022 capital raise that were allocated to the warrant liability and expensed through the statement of operations.